Statements of Cash Flows (Unaudited)	5 Months Ended
Jun. 30, 2015 USD ($)
Cash Flows From Operating Activities
Net loss	$ (202,740)
Cash Flows From Financing Activities
Capital contribution	195,878
Shuhai [Member]
Cash Flows From Operating Activities
Net loss	(202,740)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,968
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(25,362)
Accrued expenses and other payables	30,451
Net Cash Used in Operating Activities	(195,683)
Cash Flows From Investing Activities
Purchase of property and equipment	(53,077)
Net Cash Used in Investing Activities	(53,077)
Cash Flows From Financing Activities
Capital contribution	195,878
Advance from related party	58,771
Net Cash Provided by Financing Activities	254,649
Effect of Exchange Rate Changes on Cash	15
Net Increase in Cash	$ 5,904
Cash Beginning of Period
Cash End of Period	$ 5,904
Supplemental Disclosure of Cash Flow Information
Income tax payments
Interest expense
ProForma Consolidated Member
Cash Flows From Financing Activities
Cash End of Period	$ 5,904
ProForma Adjustments Member
Cash Flows From Financing Activities
Cash End of Period	(22,923) [1]
Datasea [Member]
Cash Flows From Financing Activities
Cash End of Period	$ 22,923

[1]	Elimination of Datasea's capital accounts and accumulated deficit as result of recapitalization, and reflection of payment of all liabilities of Datasea prior to closing.